CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)				6 Months Ended
	Apr. 09, 2026	Apr. 07, 2026	Mar. 12, 2026	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024
Short-Term Debt [Line Items]
Interest rate						2.00%
Principal amount				$ 192,500
Accrued interest				69,982		$ 56,345	$ 28,845
Comprised of OID				$ 16,445
Exercise price				$ 0.25
Number of shares outstanding				770,000
Warrant discount amortization				$ 12,531	$ 0
Interest expense				25,428
Prepayment premium				7,500
Operating expenses				574
Minimum market capitalization				3,000,000
Derivative liability				183,286
Decrease in derivative liability				96,250
J S C Note [Member]
Short-Term Debt [Line Items]
Principal amount				96,250
OID amortization				551
Derivative discount amortization				2,901
Convertible note				6,550
Guaranteed interest				485
Warrant discount amortization				2,282
Debt issue cost				$ 331
Shares reserved				13,000,000
Derivative liability				$ 69,300
L V Note [Member]
Short-Term Debt [Line Items]
Principal amount				96,250
OID amortization				503
Derivative discount amortization				2,110
Convertible note				5,981
Guaranteed interest				443
Warrant discount amortization				2,623
Debt issue cost				$ 302
Shares reserved				13,000,000
Derivative liability				$ 113,986
C F I Capital Note [Member]
Short-Term Debt [Line Items]
Accrued interest				897
Convertible note				12,897
Extinguishment debt				12,000
Jefferson Street Capital Warrant [Member]
Short-Term Debt [Line Items]
Change in fair value				3,795
Lambda Ventures Warrant [Member]
Short-Term Debt [Line Items]
Change in fair value				5,578
C F I Capital L L C [Member]
Short-Term Debt [Line Items]
Interest rate			8.00%
Principal amount			$ 150,000
OID amortization			12,000
Purchase price			138,000
Net cash received			137,426
Transfer fee			$ 574
Interest rate			8.00%
Maturity date			Mar. 12, 2027
Total payoff amount		$ 158,397
Principal amount		150,000
Prepayment premium		$ 7,500
Interest rate		5.00%
Accrued interest		$ 897
Interest rate		8.00%
Derivative discount amortization		$ 12,000
Total financing charges		20,971
Comprised of OID		12,000
Write-off		7,500
Prepayment premium		897
Accrued interest		574
Convertible note				0
Jefferson Street Capital L L C [Member]
Short-Term Debt [Line Items]
Principal amount		96,250		96,250
OID amortization		$ 8,750
Interest rate		8.00%
Maturity date		Apr. 07, 2027
Principal amount		$ 7,700
Comprised of OID				$ 8,199
Warrant purchase		385,000
Exercise price		$ 0.25		$ 0.25
Exchange for gross proceeds		$ 87,500
Legal fees		3,000
Placement agent fees		2,250
Net proceeds		$ 82,250
Convertible description		The JSC Note is convertible, at the option of the JSC Buyer, at a conversion price equal to 60% of the lowest traded price of the Common Stock on the principal trading market during the twenty (20) trading days prior to the applicable conversion date. The JSC Buyer’s right to convert is subject to a 4.99% beneficial ownership limitation. Upon an event of default, the JSC Note shall become immediately due and payable at 150% of outstanding principal and accrued interest, and default interest accrues at the lesser of 18% per annum or the maximum rate permitted by law. The JSC Warrant is exercisable commencing April 7, 2026 and expires April 7, 2031.
Number of shares outstanding				385,000
Closing price		$ 0.0946		$ 0.0900
Conversion price		0.05676		0.05400
Closing stock price		0.0946		0.1040
Intrinsic value per share		$ 0.03784		$ 0.05000
Conversion of shares		1,831,395		1,925,000
Derivative liability		$ 69,300		$ 96,250
Change in fair value				26,950
Increase in derivative liability				96,250
Lambda Ventures L L C [Member]
Short-Term Debt [Line Items]
Principal amount	$ 96,250			96,250
OID amortization	$ 8,750
Interest rate	8.00%
Maturity date	Apr. 09, 2027
Principal amount	$ 7,700
Comprised of OID				$ 8,246
Warrant purchase	385,000
Exercise price	$ 0.25			$ 0.25
Exchange for gross proceeds	$ 87,500
Legal fees	3,000
Placement agent fees	2,250
Net proceeds	$ 82,250
Convertible description	The LV Note is convertible, at the option of the LV Buyer, at a conversion price equal to 60% of the lowest traded price of the Common Stock on the principal trading market during the twenty (20) trading days prior to the applicable conversion date. The LV Buyer’s right to convert is subject to a 4.99% beneficial ownership limitation. Upon an event of default, all outstanding principal and accrued interest shall become immediately due and payable, and default interest accrues at the lesser of 18% per annum or the maximum rate permitted by law. The LV Warrant is exercisable commencing April 9, 2026 and expires April 9, 2031.
Number of shares outstanding				385,000
Closing price	$ 0.0946			$ 0.0900
Conversion price	0.05676			0.05400
Closing stock price	0.1190			0.1040
Intrinsic value per share	$ 0.06224			$ 0.05000
Conversion of shares	1,831,395			1,925,000
Derivative liability	$ 113,986			$ 96,250
Change in fair value				$ 17,736